Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)		Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued professional fees	[1]	$ 253,238	$ 202,000	$ 233,600
Accrued promotion expenses	[2]			39,538
Accrued payroll		34,575	69,147	157,542
Accrued interest	[3]	2,716	2,375	79,936
Payables to merchant from ZCITY platform	[4]	174,157	201,338	174,056
Others		$ 45,846	33,797	38,724
Total other payables and accrued liabilities			$ 508,657	$ 723,396

[1]	Accrued professional fees The balance of accrued professional fees represented amount due to third parties service providers which include mobile application developing, marketing consulting service, IT related professional service, audit fee, tax filing fee, and consulting fee related to capital raising.
[2]	Accrued promotion expense The balance of accrued promotion expense represented the balance of profit sharing payable to the Company’s merchant and subscribed agents to promote business growth.
[3]	Accrued interest The balance of accrued interest represented the balance of interest payable from convertible notes aforementioned in Note 10.
[4]	Payables to merchants from ZCITY platform The balance of payables to merchants from ZCITY platform represented the amount the Company collected on behalf of merchant from its customer through the Company’s ZCITY platform.